Employee and Director Benefit Programs (Details 2) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee and Director Benefit Programs
Benefit obligation at beginning of period	$ 5,110	$ 5,011	$ 4,870
Fair value of plan assets	$ 0	$ 0